Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

12. Segment and Geographic Information

The Company operates as one reportable segment. The Company maintains development operations in the U.S. and Germany.  Geographic information is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenue
U.S.	$943	$993	$412
Germany	1	1	2
	$944	$994	$414
Net loss
U.S.	$14,606	$14,187	$38,505
Germany	1,050	1,350	309
	$15,656	$15,537	$38,814
Total Assets
U.S.	$7,457	$4,564	$7,417
Germany	64	125	97
	$7,521	$4,689	$7,514
Long Lived Assets, net
U.S.	$113	$211	$348
Germany	7	11	12
	$120	$222	$360